Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Options and Warrants [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 10 – STOCK OPTIONS

In February 2014, the Company granted 1,500,000 incentive stock options with an exercise price of $0.15 per option to certain non-executive employees under the 2004 Stock Incentive Plan.  Approximately 750,000 of the options vest immediately with the remaining 50% vesting ratably over a three-year period.  The Company estimated the fair value of each option using the Black Scholes option-pricing model with the following weighted-average assumptions: expected dividend yield of 0.0%, risk-free interest rate of 0.71%, volatility at 353.95% and an expected life of 5 years. The Company estimates the forfeiture rate based on historical data. Based on an analysis of historical information, the Company has applied a forfeiture rate of 15%. As a result, the Company estimated the value of these options at $115,488.

In May 2014, the Company granted 600,000 incentive stock options with an exercise price of $0.15 per option to Mr. Alan H. Hardy (see Note 6) under the 2004 Stock Incentive Plan. The Company recognizes compensation cost on awards on a straight-line basis over the vesting period, approximately five years. The Company estimated the fair value of each option using the Black Scholes option-pricing model with the following weighted-average assumptions: expected dividend yield of 0.0%, risk-free interest rate of 1.68%, volatility at 328.76% and an expected life of 5 years. The Company estimates the forfeiture rate based on historical data. Based on an analysis of historical information, the Company has applied a forfeiture rate of 15%. As a result, the Company estimated the value of these options at $77,981.

In July 2014, the Company granted 300,000 incentive stock options with an exercise price of $0.15 per option to certain non-executive employees under the 2004 Stock Incentive Plan.  Options vest immediately.  The Company estimated the fair value of each option using the Black Scholes option-pricing model with the following weighted-average assumptions: expected dividend yield of 0.0%, risk-free interest rate of 1.0%, volatility at 323.81% and an expected life of 5 years. As a result, the Company estimated the value of these options at $44,987.

For the three and nine months ended September 30, 2014, share-based compensation was $56,092 and $119,161, as compared to $25,404 and $34,212 for the three and nine months ended September 30, 2013.

NOTE 14 - STOCK OPTIONS AND WARRANTS

2004 Stock Incentive Plan

The Company adopted the 2004 Stock Incentive as amended Plan (the “2004 Plan”) which reserves for issuance up to 3,482,000 shares of the Company’s Common Stock in order to attract and retain qualified employees, directors, independent contractors or agents of the Company.  Under the Plan, the Board of Directors (the “Board”), in its discretion may grant stock options (including non-statutory stock options and incentive stock options qualifying under Section 422 of the Code), stock appreciation rights (including free-standing, tandem and limited stock appreciation rights), warrants, dividend equivalents, stock awards, restricted stock, phantom stock, performance shares or other securities or rights that the Board determines to be consistent with the objectives and limitations of the plan  at a price to be equal to or greater than 50% of the fair market value of such shares on the date of grant of such award.    The Board may determine that all or a portion of a payment to a participant under the Plan, whether it is to be made in cash, shares of the Company common stock or a combination thereof, shall be vested at such times and upon such terms as may be selected by it in its sole discretion. The Plan (but not the awards theretofore granted under the Plan) shall terminate on and no awards shall be granted after September 29, 2014.

2007 Consultant Stock Incentive Plan

The Company adopted the 2007 Consultant Stock Incentive Plan (the “2007 Plan”) to: (i) provide long-term incentives, payment in stock in lieu of cash and rewards to consultants, advisors, attorneys, independent contractors or agents ("Eligible Participants") of the Company; (ii) assist the Company in attracting and retaining independent contractors or agents with experience and/or ability on a basis competitive with industry practices; and (iii) associate the interests of such independent contractors or agents with those of the Company's stockholders.  The Company has reserved 581,800 shares for issuance under this plan. Awards under the Plan may include, but need not be limited to, stock options (including non-statutory stock options and incentive stock options qualifying under Section 422 of the Code), stock appreciation rights (including free-standing, tandem and limited stock appreciation rights), warrants, dividend equivalents, stock awards, restricted stock, phantom stock, performance shares or other securities or rights that the Board determines to be consistent with the objectives and limitations of the Plan. The price shall be equal to or greater than 50% of the fair market value of such shares on the date of grant of such award. The Board shall determine the extent to which awards shall be payable in cash, shares of the Company common stock or any combination thereof.  The Board may determine that all or a portion of a payment to a participant under the Plan, whether it is to be made in cash, shares of the Company common stock or a combination thereof shall be deferred.  Deferrals shall be for such periods and upon such terms as the Board may determine in its sole discretion. The Plan (but not the awards theretofore granted under the Plan) shall terminate on and no awards shall be granted after January 22, 2017.

2004 Directors’ and Officers’ Stock Incentive Plan

The Company adopted the 2004 Directors’ and Officers’ Stock Incentive Plan (the “2004 D&O Plan”) which reserves for issuance up to 165,600 shares of the Company’s Common Stock in order to provide long-term incentive and rewards to officers and directors of the Company and subsidiaries and to attract and retain qualified employees, directors, independent contractors or agents of the Company.  Awards under the Plan may include, but need not be limited to, stock options (including non-statutory stock options and incentive stock options qualifying under Section 422 of the Code), stock appreciation rights (including free-standing, tandem and limited stock appreciation rights), warrants, dividend equivalents, stock awards, restricted stock, phantom stock, performance shares or other securities or rights that the Board determines to be consistent with the objectives and limitations of the Plan. The price shall be equal to or greater than 50% of the fair market value of such shares on the date of grant of such award. The Board shall determine the extent to which awards shall be payable in cash, shares of the Company common stock or any combination thereof.  The Board may determine that all or a portion of a payment to a participant under the Plan, whether it is to be made in cash, shares of the Company common stock or a combination thereof shall be deferred.  Deferrals shall be for such periods and upon such terms as the Board may determine in its sole discretion. The Plan (but not the awards theretofore granted under the Plan) shall terminate on and no awards shall be granted after September 29, 2014.

In May 2012, the Company issued approximately 2,875,000 common stock options from the 2004 Stock Incentive Plan with a weighted average exercise price of $0.16 and an expected life of 5 years.  Approximately, 2,257,000 of the common stock options vest immediately. The remaining 618,000 options shall vest 50% at grant date with the balance vested ratably over a three-year period.

The Company estimated the value of the options at approximately $460,000 using the Black Scholes option-pricing model.  Compensation cost is recognized on a straight-line basis over the vesting period and, as such, the Company recorded compensation expense of approximately $17,616 and $416,991 for the years ended December 31, 2013 and 2012, respectively.

The weighted average inputs into the Black Scholes were as follows:

1.       Expected dividend yield of 0.0%,

2.       Risk-free interest rate of 0.86%

3.       Expected Volatility at 298%

4.       Expected term of 5 years

5.       Exercise price of $0.16

The Company uses judgment in estimating the amount of stock-based awards that are expected to be forfeited. If actual forfeitures differ significantly from the original estimate, stock-based compensation expense and the results of operations could be impacted.

A summary of the status of the Company’s stock option plans for the fiscal years ended December 31, 2013 and 2012 and changes during the years are presented below: (in number of options):

	Number of Options	Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding options at January 1, 2012	0	$0.00
Options granted	2,874,710	$0.16	5.0 years
Options exercised	0	$0.00
Options canceled/forfeited	0	$0.00

Outstanding options at December 31, 2012	2,874,710	$0.16	4.4 years	$-0-
Options granted	-
Options exercised	-
Options canceled/forfeited	(201,234)

Outstanding options at December 31, 2013	2,673,476	0.16	3.4 years	$-0-

Vested Options:
December 31, 2013:	2,551,327	$0.16	3.4 years	$-0-
December 31, 2012:	2,544,118	$0.16	4.4 years	$-0-

For the years ended December 31, 2013 and 2012, the unamortized compensation expense for stock options was $21,000 and $43,000, respectively. Unamortized compensation expense is expected to be recognized over a weighted-average period of 2 years.

Options immediately vest upon grant or 50% upon grant with the remaining 50% vested evenly over the next three years on the anniversary date after the year of grant.

Warrants Outstanding

During 2013 the Company issued 250,000 warrants for services with a fair value of approximately $29,000, which immediately vested. The estimated fair value of the warrant has been calculated based on a Black-Scholes pricing model using the following assumptions: a) fair market value of stock of $0.12; b) exercise price of $0.12; c) Dividend yield of 0%; d) Risk free interest rate of 0.27%; e) expected volatility of 278.17%; f) Expected life of 2 years.

During 2012 the Company issued 750,000 warrants for services with a fair value of approximately $105,000. The estimated fair value of the warrant has been calculated based on a Black-Scholes pricing model using the following assumptions: a) fair market value of stock of $0.03-$0.20; b) exercise price of $0.02-$0.04; c) Dividend yield of 0%; d) Risk free interest rate of 0.25%- 0.33%; e) expected volatility of 280.02%-296.79%; f) Expected life of 2 years.

Unexpired warrants outstanding are as follows as of December 31, 2013:

Expiration Date	Exercise Price	Shares

July 1, 2014	$0.20	250,000
October 1, 2014	$0.20	250,000
January 1, 2015	$0.12	250,000

The following table summarizes the warrants transactions:

	Warrants Outstanding	Weighted Average Exercise Price

Balance, January 1, 2012	554,000	$.2711
Granted	750,000	$.1433
Exercised	-	$.0000
Canceled	553,960	$.2618
Balance, December 31, 2012	750,040	$.1500

Granted	250,000	$.1200
Exercised	250,000	$.0300
Canceled	40	$126.7700
Balance, December 31, 2013	750,000	$.1733

Outstanding and Exercisable,
December 31, 2013	750,000	$.1733

Outstanding and Exercisable,
December 31, 2012	750,040	$.1500